CAPITAL STOCK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000
Preferred stock, par value	$ 0.0001
Common stock issued upon conversion shares	142,247,369	14,705,144
Debt conversion or extinguishment fees	$ 16,500	$ 147,805
Gain (loss) on extinguishment of debt	118,264	185,539
Value of common stock issued upon conversion	186,604	329,916
Accrued interest		$ 144,377
Convertible debt converted during period	$ 51,840
Preferred stock, conversion basis	Each share of our Class A preferred stock is convertible into 25 shares of common stock at the option of the holder
Stock issued during period, Shares	359,714,858	54,129,476
Number of shares issued, shares	23,992,548	19,462,532
Number of shares issued, value	$ 83,117	$ 371,070
Common stock issued for services, shares	15,000,000	900,000
Common stock issued for services, amount	$ 15,000	$ 43,400
Offering costs	$ 5,270	$ 14,175
Preferred stock, voting rights	Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company
Undesignated Preferred Share [Member]
Preferred stock, shares authorized	39,999,900
Series B Super Voting Preferred Stock [Member]
Preferred stock, liquidation rights	Upon the occurrence of a “Liquidation Event,” the holders of Series B Preferred Stock are entitled to receive net assets on a pro-rata basis. Each holder of Series B Preferred Stock is entitled to receive ratably any dividends declared by the Board, if any, out of funds legally available for the payment of dividends. “Liquidation Event” means (i) the liquidation, dissolution or winding-up, whether voluntary or involuntary, of the Company, (ii) the purchase or redemption by the Company of shares of any class of stock or the merger or consolidation of the Company with or into any other corporation or corporations, or (iii) the sale, license or lease of all or substantially all, or any material part of, the Company’s assets
Class A Preferred Stock [Member]
Preferred stock, shares designated	60,000,000
Number of common stock converted to preferred stock, shares	178,474,941	19,061,800
Number of preferred shares converted	7,138,997	762,472
Class A Preferred Stock One [Member]
Number of common stock converted to preferred stock, shares	7,138,997	762,472
Number of preferred shares converted	178,474,941	19,061,800
Class B Preferreds Stock [Member]
Preferred stock par value	$ 0.0001
Super voting preferred stock	100
Preferred stock, shares outstanding	90	90
Class A Preferred Stock [Member] | Chief Executive Officer [Member]
Preferred stock, conversion basis		value of all these shares was determined to be $2,990,000 based on an assumed conversion at a 25 common shares for 1 preferred share ratio
Preferred stock, shares outstanding	52,421,130
Preferred stock, shares issued		4,040,000
Closing market price per share		$ 0.029
Number of preferred stock shares held by CEO	15,958,767